Fixed Assets (Details Narrative) (OWP Ventures, Inc.) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Depreciation and amortization expense	$ 103	$ 5,005	$ 103
OWP Ventures, Inc. [Member]
Depreciation and amortization expense				$ 1,961